Critical accounting judgments and key estimates and assumptions	6 Months Ended
Dec. 31, 2025
Critical accounting judgments and key estimates and assumptions
Critical accounting judgments and key estimates and assumptions

5.Critical accounting judgments and key estimates and assumptions

The preparation of LuxExperience Group’s interim condensed consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of net sales, expenses, assets and liabilities, and the accompanying note disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. The estimates and underlying assumptions are subject to continuous review.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying LuxExperience Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for fiscal year 2025.